Annual Fund Operating Expenses - Institutional Class - PIMCO International Bond Portfolio Unhedged - Institutional	Apr. 30, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.08%	[1]
Total Annual Portfolio Operating Expenses	0.83%

[1]	“Other Expenses” include interest expense of 0.08%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.75% for Institutional Class shares.